13. Loans (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Economic Injury Disaster Loan

Borrower will use all the proceeds of this Loan solely as working capital to alleviate economic injury caused by disaster occurring in the month of January 31, 2020 and continuing thereafter.

December 31, 2020
SBA Loan	$396,860
Less: current portion	(194,125)
Long term portion	$202,735